Investments - Summary of Condensed Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Current assets	$ 27,812	$ 37,062
Long-term receivables	17,691	22,059
Investments	5,499	2,759
Property, plant and equipment	159,265	157,383	$ 176,650
Total assets	229,740	222,068
Current liabilities	28,816	25,051
Non-current liabilities	126,709	123,842
Shareholders' equity	74,215	73,175	81,502	$ 77,550
Sales revenues	76,589	84,638	77,884
Net income	10,363	7,414	169
Increase (decrease) in cash and cash equivalents	(6,522)	(8,620)	1,314
Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Shareholders' equity	892	1,631	1,700	$ 771
Net income	212	241	$ 260
Non-controlling interests [member] | Gaspetro [member]
Disclosure of noncontrolling interests [line items]
Current assets	91	79
Long-term receivables	61	58
Investments	380	360
Property, plant and equipment	1	1
Other non-current assets	73	76
Total assets	606	574
Current liabilities	40	26
Non-current liabilities	28	29
Shareholders' equity	538	519
Sales revenues	136	114
Net income	89	74
Increase (decrease) in cash and cash equivalents	7	(7)
Non-controlling interests [member] | Consolidated Entities [Member]
Disclosure of noncontrolling interests [line items]
Current assets	793	826
Long-term receivables	586	781
Total assets	1,379	1,607
Current liabilities	8	75
Non-current liabilities	1,104	1,326
Shareholders' equity	267	206
Net income	41	(142)
Increase (decrease) in cash and cash equivalents	16	128
Non-controlling interests [member] | FIDC [member]
Disclosure of noncontrolling interests [line items]
Current assets	16,377	6,622
Total assets	16,377	6,622
Current liabilities	6	4
Shareholders' equity	16,371	6,618
Net income	910	489
Increase (decrease) in cash and cash equivalents	786	(181)
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [member]
Disclosure of noncontrolling interests [line items]
Current assets	154	174
Long-term receivables		1
Property, plant and equipment	430	463
Other non-current assets	3	2
Total assets	587	640
Current liabilities	105	173
Non-current liabilities	340	334
Shareholders' equity	142	133
Sales revenues	426	425
Net income	180	160
Increase (decrease) in cash and cash equivalents	$ 3	7
Non-controlling interests [member] | Petrobras Argentina S.A. [Member]
Disclosure of noncontrolling interests [line items]
Current assets		3,304
Long-term receivables		1,609
Investments		9
Property, plant and equipment		1,496
Other non-current assets		123
Total assets		6,541
Current liabilities		1,177
Non-current liabilities		2,864
Shareholders' equity		2,500
Sales revenues		26,753
Net income		874
Increase (decrease) in cash and cash equivalents		$ 704